Marketable securities - Schedule of Investments in Marketable Debt Securities Classified as Available-for-Sale (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, gross unrealized holding losses	$ (24,000)
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, amortized cost	52,508,000
Available-for-sale securities, gross unrealized holding losses	(24,000)
Available-for-sale securities, impact of foreign currency exchange rate fluctuations	2,316,000
Available-for-sale securities, aggregate estimated fair value	$ 54,800,000
U.S. Treasury Securities | Minimum
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturity	3 months
U.S. Treasury Securities | Maximum [Member]
Schedule Of Available For Sale Securities [Line Items]
Available-for-sale securities, maturity	9 months